Summary of Significant Accounting Policies (Details) - EUR (€)			12 Months Ended
	Aug. 01, 2023	Apr. 28, 2023	Dec. 31, 2023
Summary of Significant Accounting Policies (Details) [Line Items]
Voting rights			50.00%
Bottom of range [member]
Summary of Significant Accounting Policies (Details) [Line Items]
Advertising and sponsorship agreements terms			1 year
Top of range [member]
Summary of Significant Accounting Policies (Details) [Line Items]
Advertising and sponsorship agreements terms			3 years
Associates [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting rights			20.00%
FKAP [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Business combination acquired percentage		90.00%
Business combination consideration amount		€ 600,000
Total purchase price amount		€ 742,000
UYBA [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Business combination acquired percentage	51.00%
Business combination consideration amount	€ 840,000
Total purchase price amount	€ 1,648,039